Earnings/(Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share
	As of August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attribute to Meta Data Limited’s shareholders	245,368	(729,829)	(4,987,567)	(772,022)
Accretion to redemption value of Preferred Shares	-	-	-	-
Deemed dividend-repurchase of Preferred Shares	-	-	-	-
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted	245,368	(729,829)	(4,987,567)	(772,022)
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,460	6,451	6,612	6,612
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	249	-	-	-
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,709	6,451	6,612	6,612
Earnings/(loss) per share - basic	0.0380	(0.1131)	(0.7543)	(0.1168)
Earnings/(loss) per share - diluted	0.0366	(0.1131)	(0.7543)	(0.1168)